Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of supplement cash flow information [Line Items]
Other, net	¥ 1,875,215	¥ 347,084
Net increase in time deposits [member]
Disclosure of supplement cash flow information [Line Items]
Other, net	¥ 1,930,951